UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
May 1, 2007 to May 31, 2007

            Commission File Number of issuing entity:  333-105666-01

Nissan Master Owner Trust Receivables
(Exact name of issuing entity as specified in its charter)

            Commission File Number of depositor:  333-105666

Nissan Wholesale Receivables Corporation II
(Exact name of depositor as specified in its charter)

Nissan Motor Acceptance Corporation
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

51-6538952
(I.R.S. Employer Identification No.)

           c/o Wilmington Trust Company, Rodney Square North,
           1100 North Market Street, Wilmington, Delaware
            (Address of principal executive offices of the issuing entity)                                                                                                    19890
                                (Zip Code)

(302) 636-6194
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Series 2007-A Notes	[__]	[__]	[_X_]	_________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ..X... No ......

PART I – DISTRIBUTION INFORMATION

Item 1.                      Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of Nissan Master Owner Trust Receivables are set forth in the attached Monthly Servicer’s Report.

PART II – OTHER INFORMATION

Item 9.                      Exhibits.

(a)	Monthly Servicer’s Statement for the month of May 2007 –
Nissan Master Owner Trust Receivables – 2007-A Series.

(b)	Exhibits:	99.1 Monthly Servicer’s Statement for the month of May 2007 –
   Nissan Master Owner Trust Receivables – 2007-A Series.

   99.2  Monthly Servicer’s Certificate for the month of May 2007 –
    Nissan Master Owner Trust Receivables – 2007-A Series.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

NISSAN MASTER OWNER TRUST RECEIVABLES By: Nissan Motor Acceptance Corporation, as servicer
Date: June 29, 2007	By: /s/ Rakesh Kochhar Rakesh Kochhar, Treasurer

EXHIBIT INDEX

Exhibit No.	Description

99.1	Monthly Servicer’s Statement for the month of May 2007 –
        Nissan Master Owner Trust Receivables – 2007-A Series.

99.2	Monthly Servicer’s Certificate for the month of May 2007 –
        Nissan Master Owner Trust Receivables – 2007-A Series.